Credit Risk and Concentrations	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Grafiti Holding Inc [Member]
Credit Risk and Concentrations [Line Items]
Credit Risk and Concentrations

Note 10 - Credit Risk and Concentrations

During the three months ended September 30, 2024 the Company had two customers that accounted for a total of 31% of revenues. During the three months ended September 30, 2023, the Company had one customer that accounted for 10% of revenues.

As of September 30, 2024, three customers represented approximately 75% of total accounts receivable. As of September 30, 2023, four customers represented approximately 77% of total accounts receivable.

As of September 30, 2024 and June 30, 2024, the majority of cost of goods sold was related to related party expenses as discussed in Note 11. Therefore, there are no significant concentrations of purchases or accounts payable.

Note 10 - Credit Risk and Concentrations

During the year ended June 30, 2024, the Company had one customer that accounted for 11% of revenue and during the year ended June 30, 2023, the Company had one customer that accounted for 16% of revenues. During the year ended June 30, 2022, the Company did not have any customers that accounted for over 10% of revenues.

As of June 30, 2024, three customers represented 16%, 17%, and 19% of accounts receivable. As of June 30, 2023, one customer represented approximately 63% of total accounts receivable. As of June 30, 2022, one customer represented 28% of total accounts receivable and another customer represented approximately 26% of total accounts receivable.

As of June 30, 2024, 2023 and 2022, the majority of cost of goods sold was related to related party expenses as discussed in Note 11. Therefore, there are no significant concentrations of purchases or accounts payable.